UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number: 811-3493

American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust
(Exact name of registrant as specified in charter)

1227 25th Street, N.W., Suite 500
Washington, D.C. 20037
(Address of principal executive offices) (Zip code)

Corey F. Rose, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: January 1, 2025 - June 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the 2025 Semi Annual Report (the “Report”) of the AFL-CIO Housing Investment Trust (the “Trust” or “Registrant”) transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the “Act”), is included herewith.

SEMI-ANNUAL REPORT

JUNE 30, 2025

This semi-annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the HIT at aflcio-hit.com/ shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.

WHAT WERE THE HIT’S COSTS FOR THE PAST SIX MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
AFL-CIO Housing Investment Trust	$15	0.30%

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.30%, as of June 30, 2025

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

The HIT ended the first half of 2025 with a gross return of 3.66% and a net return of 3.51%, compared to 4.02% for the Bloomberg US Aggregate Bond Index* (Bloomberg Aggregate or Benchmark). Lower interest rates and tighter asset spreads drove positive total returns for investment grade fixed income sectors over the past six months. As of June 30, 2025, the HIT offered a yield to worst2 of 5.04%, a 51-basis point yield advantage over the Bloomberg Aggregate, while also offering superior credit quality; 91% of the HIT’s portfolio was government/agency credit compared to only 72% for the Bloomberg Aggregate.

CONTRIBUTORS	DETRACTORS

HIT’s coupon advantage relative to the Benchmark

HIT’s underweight to Treasuries, the worst performing asset class in the Bloomberg Aggregate during the period
HIT’s structural underweight to corporate bonds, the second-best performing asset class in the Benchmark on an excess return basis

HIT’s overweight to agency-insured multifamily mortgage-backed securities (MBS), as spreads widened to Treasuries

FUND PERFORMANCE

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the HIT. It assumes a $50,000 initial investment at the beginning of the first fiscal year in the Benchmark.

continued

aflcio-hit.com

SEMI-ANNUAL REPORT continued	JUNE 30, 2025

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
HIT Gross	5.95%	-0.46%	1.84%
HIT Net	5.62%	-0.78%	1.47%
Bloomberg Aggregate*	6.08%	-0.73%	1.76%

Past performance is not a good predictor of future performance. The graph and table do not reflect the deductions of taxes that a Participant would pay on fund distributions or redemption of fund shares. Visit aflcio-hit.com/investors/ for the most recent performance information.

KEY FUND STATISTICS

HIT’s Net Assets	$7,226,593,688
Total Number of Portfolio Holdings	896
Portfolio Turnover Rate	15.7%
Ratio of Net Investment Income to Average Net Assets	3.65%
Effective Duration	6.00
Current Yield	4.10%
Yield to Worst[2]	5.04%
Advisory Fee Paid	N/A

[2]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

FUND HOLDINGS (AS OF JUNE 30, 2025)

[3]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the HIT, including the HIT’s Prospectus, Financial Information, Portfolio Holdings and Proxy Voting Information, is available on our website (aflcio-hit.com/shareholder-reports/), through the HIT’s Investor Relations Team (1-202-331-8055 or IR@aflcio-hit.com) or by scanning this QR code.

*	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | aflcio-hit.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Report pursuant to Regulation S-X.

(b)	Report pursuant to Regulation S-X.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (dollars in thousands, except per share data; unaudited)

Assets
Investments, at value (cost $7,875,122)	$7,282,098
Cash	3,466
Accrued interest receivable	30,016
Receivables for investments sold	15
Cash collateral held with broker	1,128
Variation margin due from broker	7,673
Right of use asset	3,098
Other assets	3,578
Total assets	7,331,072

Liabilities
Payables for investments purchased	81,626
Redemptions payable	11,420
Income distribution and capital gains payable, net of dividends reinvested of $20,079	1,813
Refundable deposits	222
Accrued salaries and fringe benefits	5,032
Lease Liability	3,591
Other liabilities and accrued expenses	774
Total liabilities	104,478

Other commitments and contingencies (Note 5 of financial statements)	-

Net assets applicable to participants’ equity —
Certificates of participation—authorized unlimited;
Outstanding 7,402,662 units	$7,226,594

Net asset value per unit of participation (in dollars)	$976.22

Participants’ equity
Participants’ equity consisted of the following:
Amount invested and reinvested by current participants	$8,100,867
Distributable earnings (accumulated losses)	(874,273)
Total participants’ equity	$7,226,594

See accompanying Notes to Financial Statements (unaudited).

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

FHA Permanent Securities (1.6% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,529	$5,536	$4,560
	3.40%	Jun-2038	1,784	1,787	1,667
	3.65%	Dec-2037	6,520	6,584	6,498
	3.72%	Feb-2062	4,310	4,318	3,942
	3.90%	Sep-2062	3,012	3,016	2,780
	4.00%	Jun-2053	57,614	57,591	56,409
	4.10%	Dec-2060	20,904	20,922	19,535
	4.70%	May-2053	4,355	4,508	3,875
	5.17%	Feb-2050	7,058	7,449	7,033
	5.80%	Jan-2053	1,858	1,865	1,887
	5.87%	Jun-2044	1,486	1,485	1,486
	6.40%	Aug-2046	3,306	3,308	3,310
	6.60%	Jan-2050	3,035	3,050	3,036
Total FHA Permanent Securities			$120,771	$121,419	$116,018

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Ginnie Mae Securities (27.0% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040		$763	$768	$739
	4.50%	Aug-2040		417	422	413
	5.50%	Jan-2033 - Jun-2037		579	578	590
	6.00%	Jan-2032 - Aug-2037		364	363	377
	6.50%	Jul-2028		20	20	21
	7.00%	Apr-2026 - Jan-2030		145	145	146
	7.50%	Oct-2025 - Aug-2030		43	43	46
	8.00%	Sep-2026 - Nov-2030		66	66	67
	8.50%	Aug-2027		8	8	8
				2,405	2,413	2,407
Multifamily	1.95%	Mar-2064		69,528	69,511	55,386
	2.00%	Jul-2062 - Mar-2064		271,215	276,009	215,630
	2.00%	Oct-2062		51,177	52,743	40,213
	2.00%	Apr-2063		46,962	47,856	36,904
	2.00%	Apr-2063		49,569	50,329	38,259
	2.00%	Oct-2063		40,168	40,496	31,991
	2.00%	Jul-2063		40,856	40,492	32,446
	2.08%	Nov-2056		49,307	50,969	42,100
	2.15%	May-2056		142	142	141
	2.20%	Jun-2056		543	542	529
	2.25%	May-2065		65,848	67,802	51,822
	2.25%	Dec-2048		2,486	2,471	2,356
	2.30%	Oct-2056		914	906	892
	2.31%	Nov-2051		5,538	5,538	5,115
	2.32%	Sep-2060		25,747	26,970	22,743
	2.35%	Nov-2056 - Feb-2061		26,561	27,291	22,620
	2.37%	Jan-2053		19,296	19,404	17,765
	2.40%	Aug-2047 - Dec-2057		17,511	17,869	14,626
	2.45%	Apr-2062		14,070	14,276	11,934
	2.50%	Dec-2052 - Jan-2061		49,019	49,725	42,092
	2.58%	May-2063		27,676	28,484	23,031
	2.60%	Apr-2056 - Jun-2059		7,658	7,676	7,131
	2.65%	Oct-2062		6,138	6,274	5,291
	2.67%	Mar-2062		33,843	34,557	29,711
	2.70%	May-2048 - Jul-2058		4,267	4,264	4,121
	2.74%	Apr-2057		22,663	24,371	20,511
	2.75%	Apr-2063		4,926	5,111	4,173
	2.78%	Aug-2058		10,079	10,852	9,140
	2.79%	Apr-2049		1,882	1,895	1,804
	2.80%	Feb-2053		60,000	57,386	46,700
	2.80%	Dec-2059		2,635	2,604	2,576
	2.82%	Apr-2050		510	518	495
	2.94%	Nov-2059		45,062	49,556	40,140
	2.98%	Jun-2063		14,346	14,815	12,286
	3.00%	May-2062		56,330	60,423	48,479
	3.03%	Jan-2056		28,485	30,082	26,374
	3.05%	Dec-2063	[1] (Level 3)	102,804	103,801	100,389
	3.05%	May-2054		11,545	11,585	10,634
	3.17%	Aug-2059		32,884	35,982	30,023
	3.25%	Sep-2054 - Apr-2059		44,354	43,251	42,729
	3.27%	Apr-2046		22,426	23,397	20,198
	3.30%	Sep-2060		6,582	6,727	6,173
	3.33%	May-2055		6,504	6,218	5,881
	3.34%	Sep-2059		16,078	16,346	15,231
	3.35%	Mar-2044		6,361	6,173	6,259
	3.36%	May-2061		49,514	54,441	45,600
	3.38%	Jan-2060		56,492	56,496	53,574
	3.39%	Feb-2059		13,517	13,746	12,917
	3.41%	Sep-2061		40,053	41,446	36,919
	3.43%	Nov-2061		50,763	52,190	46,755
	3.47%	Sep-2052		1,937	1,991	1,873
	3.50%	Jan-2054		1,043	1,039	1,037
	3.53%	Apr-2042		14,146	14,455	13,850
	3.60%	Apr-2061		32,560	33,503	30,467
	3.60%	Jun-2057		12,904	13,293	12,710
	3.62%	Dec-2057		27,040	27,448	26,407
	3.63%	Dec-2045		7,190	6,983	7,067
	3.65%	Oct-2058		9,758	9,885	9,453
	3.67%	Nov-2035		10,985	11,171	10,967
	3.74%	Aug-2059		14,872	15,122	14,468
	3.75%	Nov-2060		10,799	11,100	10,272
	3.78%	Aug-2060		37,796	38,041	35,757

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Ginnie Mae Securities (27.0% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.92%	Aug-2039	35,327	36,589	35,089
Multifamily continued	4.00%	Nov-2057	23,669	24,541	22,528
	4.08%	Feb-2064	15,168	15,490	14,004
	4.10%	May-2051	3,575	3,815	3,552
	4.14%	Sep-2063	10,971	11,161	10,260
	4.35%	Dec-2060	2,200	2,236	2,161
	4.37%	Feb-2034	19,869	20,983	19,547
	4.45%	Jun-2055	2,369	2,293	2,366
	4.53%	Jan-2061	14,317	14,711	14,068
	5.00%	May-2060	22,499	22,500	22,106
	5.17%	Jul-2064	10,679	10,819	10,598
	5.25%	Apr-2037	14,090	14,087	14,081
	5.33%	Apr-2060	19,318	19,704	19,312
	5.45%	Jun-2059	39,603	41,402	40,154
	5.47%	Jun-2060	30,164	31,052	30,820
	5.58%	May-2060	5,694	5,883	5,867
	5.62%	Oct-2058	12,748	13,213	13,169
	5.64%	Nov-2058	2,236	2,318	2,313
	5.66%	Oct-2058 - Dec-2058	22,089	22,909	22,890
	5.69%	Aug-2059	10,943	11,372	11,321
	5.71%	Oct-2058	6,441	6,666	6,694
	5.74%	Apr-2060	8,281	8,673	8,533
	5.78%	Dec-2058	20,200	20,908	21,096
	5.82%	Nov-2058	5,484	5,676	5,742
			2,171,798	2,225,040	1,933,408
When-Issued[2]	5.31%	Jun-2060	13,440	13,729	13,518
Total Ginnie Mae Securities			$2,187,643	$2,241,182	$1,949,333

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.7% of net assets)

	Interest Rates[3]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value
Multifamily	2.59%	3.59%	Aug-2064	$5,844	$36,468	$37,271	$28,661
	5.05%	5.05%	Dec-2066 - Apr-2067	69,785	12,071	14,055	8,730
	5.34%	9.75%	Aug-2065	2,520	18,436	19,204	18,826
	5.88%	10.75%	Feb-2066	19,057	96	919	939
	5.90%	5.90%	Aug-2065	1,269	2,840	2,962	3,035
	5.92%	5.92%	May-2065 - Jan-2066	2,753	19,726	18,970	20,815
	6.10%	7.65%	Aug-2065	630	1,541	1,635	1,677
	6.15%	6.15%	Apr-2065 - Aug-2065	-	34,372	35,127	36,711
				101,858	125,550	130,143	119,394
Forward Commitments	5.99%	5.99%	Feb-2058	132,236	-	2,645	3,174
	6.10%	6.10%	Feb-2067	21,464	-	859	818
				153,700	-	3,504	3,992
Total Ginnie Mae Construction Securities				$255,558	$125,550	$133,647	$123,386

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (45.9% of net assets)

	Interest Rate[5]		Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$-	$97,498	$100,771	$81,530
	2.50%		Jan-2052	-	39,740	39,869	33,372
	3.00%		Apr-2031 - Mar-2052	-	102,971	106,193	90,554
	3.50%		Oct-2026 - Sep-2051	-	59,098	60,756	54,411
	4.00%		Sep-2025 - Jul-2052	-	68,703	68,848	64,667
	4.50%		Mar-2038 - Oct-2052	-	108,126	107,537	104,518
	4.67%	1M SOFR+36	Mar-2037	-	78	77	77
	4.74%	1M SOFR+43	Jun-2037	-	370	370	366
	4.82%	1M SOFR+51	Apr-2037	-	180	179	177
	4.88%	1M SOFR+57	Oct-2042	-	1,066	1,069	1,052
	4.92%	1M SOFR+61	Jun-2042	-	2,420	2,421	2,395
	4.97%	1M SOFR+66	Mar-2042	-	1,160	1,161	1,151
	5.00%		May-2034 - Feb-2055	-	128,123	128,568	126,679
	5.02%	1M SOFR+71	Oct-2043	-	2,583	2,591	2,565
	5.50%		Sep-2032 - Jan-2055	-	231,133	230,955	233,261
	6.00%		Nov-2028 - Nov-2054	-	130,918	131,596	133,744
	6.11%	12M SOFR+234	Nov-2034	-	105	106	108
	6.18%	6M SOFR+198	Nov-2033	-	386	386	392
	6.36%	6M SOFR+204	Aug-2033	-	94	93	95
	6.49%	1Y UST+223	May-2033	-	62	62	64
	6.50%		Sep-2028 - Dec-2054	-	32,131	32,535	33,362
	6.70%	12M SOFR+227	Apr-2034	-	196	198	201
	6.73%	12M SOFR+224	Feb-2045	-	1,119	1,133	1,151
	7.00%		Sep-2027 - May-2032	-	281	282	295
	7.10%	1Y UST+220	Aug-2033	-	206	206	210
	7.16%	1Y UST+222	Jul-2033	-	202	203	206
	7.24%	12M SOFR+241	Oct-2042	-	632	640	655
	7.27%	12M SOFR+221	Jul-2033	-	85	85	87
	7.34%	1Y UST+222	Aug-2033	-	102	102	104
	7.50%		Mar-2030 - Jun-2030	-	2	2	2
	8.00%		Aug-2030 - May-2030	-	24	24	25
				-	1,009,794	1,019,018	967,476
Multifamily	1.17%		Aug-2030 - Nov-2030	-	33,989	33,990	29,034
	1.22%		Aug-2028 - Jul-2030	-	35,422	35,461	31,245
	1.25%		Jul-2030	-	37,950	38,000	32,791
	1.26%		Jan-2031	-	24,211	24,209	20,848
	1.27%		Jul-2030	-	14,235	14,275	12,345
	1.31%		Aug-2030	-	4,230	4,254	3,679
	1.32%		Aug-2030	-	21,000	21,112	18,316
	1.38%		Jul-2030	-	10,500	10,557	9,156
	1.41%		Jul-2030	-	3,057	3,069	2,690
	1.46%		Jul-2030	-	6,970	7,008	6,152
	1.47%		Jul-2030 - Dec-2030	-	15,425	15,481	13,227
	1.50%		Aug-2030	-	1,083	1,094	955
	1.52%		Jul-2032	-	14,158	14,218	11,858
	1.53%		Jul-2032	-	10,314	10,392	8,648
	1.55%		Jul-2032	-	19,710	19,859	16,571
	1.57%		Aug-2037	-	44,677	44,810	32,694
	1.57%		Jan-2031	-	21,290	21,322	18,438
	1.58%		Oct-2031	-	57,950	58,078	48,689
	1.65%		Jul-2030	-	1,174	1,185	1,044
	1.74%		Mar-2033	-	6,160	6,206	5,051
	1.76%		Aug-2031 - Dec-2036	-	41,786	41,851	35,903
	1.88%		Nov-2031	-	25,400	25,417	21,752
	2.00%		Apr-2031	-	18,000	18,282	15,860
	2.09%		May-2032 - Jul-2050	-	21,773	21,949	16,791
	2.16%		Sep-2050	-	14,200	14,333	8,484
	2.33%		Nov-2029	-	11,450	11,464	10,587
	2.41%		Apr-2051	-	3,541	3,571	2,584
	2.43%		Nov-2031	-	18,450	18,454	16,484
	2.47%		Dec-2051	-	12,737	12,891	9,373
	2.49%		Dec-2026 - Nov-2031	-	26,106	26,128	24,428
	2.53%		Jan-2030	-	20,550	20,598	18,950
	2.55%		Sep-2026 - Mar-2030	-	24,706	24,729	23,560
	2.56%		Dec-2051	-	11,957	11,982	8,819
	2.57%		Mar-2042	-	25,155	25,164	18,381
	2.58%		Jan-2041	-	11,636	11,636	9,007
	2.59%		Oct-2039	-	26,172	26,256	20,681
	2.61%		Nov-2026	-	9,520	9,525	9,299
	2.67%		Aug-2029	-	37,101	37,195	35,063
	2.70%		Nov-2025	-	13,398	13,398	13,282

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (45.9% of net assets)

	Interest Rate[5]		Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
	2.72%		Jan-2041	-	27,811	28,073	21,892
	2.85%		Aug-2031	-	8,630	8,649	7,933
	2.91%		Jun-2031	-	25,000	25,050	23,123
Multifamily continued	2.93%		Apr-2038	-	35,064	35,079	29,114
	2.94%		Jun-2027 - Jul-2039	-	27,847	27,860	27,175
	2.96%		Sep-2034	-	20,000	20,412	17,331
	2.97%		Sep-2034	-	12,325	12,431	10,878
	3.00%		May-2027	-	6,010	6,011	5,871
	3.01%		Apr-2052	-	7,094	7,098	5,468
	3.02%		Jun-2027	-	3,361	3,361	3,290
	3.03%		Sep-2027	-	20,021	20,032	19,511
	3.04%		Apr-2030	-	23,684	23,702	22,536
	3.05%		Apr-2030	-	24,032	24,039	22,863
	3.12%		Apr-2030	-	11,861	11,861	11,234
	3.13%		May-2026	-	3,004	3,006	2,982
	3.14%		Apr-2029	-	7,202	7,206	6,952
	3.18%		May-2035	-	7,683	7,734	7,202
	3.21%		May-2030	-	5,978	5,999	5,683
	3.24%		May-2052	-	6,163	6,273	4,846
	3.30%		May-2029	-	3,434	3,474	3,329
	3.31%		Oct-2027	-	14,186	14,197	13,920
	3.36%		Oct-2029	-	9,749	9,750	9,456
	3.42%		Apr-2035	-	4,722	4,755	4,290
	3.63%		Jul-2035	-	20,284	20,298	18,563
	3.68%		Jul-2028	-	11,492	11,595	11,275
	3.70%		Oct-2033	-	19,865	19,905	18,793
	3.91%		Aug-2032	-	26,250	26,436	25,382
	4.05%		Jun-2030	-	10,632	10,564	10,545
	4.07%		Oct-2034	-	13,034	12,443	12,582
	4.31%		Jun-2033	-	8,587	8,605	8,473
	4.32%		Mar-2028	-	41,708	41,752	41,601
	4.37%		Jun-2033	-	21,805	21,824	21,611
	4.40%		Jan-2034	-	3,815	3,722	3,775
	4.48%		Aug-2030	-	20,915	20,915	21,140
	4.51%	1M SOFR+20	Nov-2031	-	40,943	40,946	40,164
	4.52%		Sep-2033	-	11,361	11,283	11,355
	4.55%		Jul-2030	-	10,699	10,712	10,848
	4.56%		Feb-2028	-	29,835	29,858	29,799
	4.60%	1M SOFR+29	Feb-2029	-	20,000	20,002	19,702
	4.62%		Feb-2034	-	7,430	7,375	7,459
	4.69%		Jun-2035	-	444	449	443
	4.72%	1M SOFR+40	Feb-2028	-	29,279	29,279	29,081
	4.73%		Jun-2030	-	19,397	19,613	19,762
	4.74%	1M SOFR+42	Mar-2028	-	36,830	36,830	36,596
	4.74%		Sep-2033	-	13,405	13,431	13,604
	4.76%		Jun-2029 - Sep-2030	-	31,957	32,436	32,608
	4.77%		Jan-2028	-	22,259	22,259	22,133
	4.78%		Dec-2027	-	17,169	17,169	17,076
	4.78%		Jun-2029	-	63,761	63,768	63,441
	4.80%		Jun-2035 - Oct-2052	-	23,051	23,007	22,440
	4.80%	1M SOFR+49	May-2032	-	28,526	28,528	28,185
	4.81%		Aug-2029	-	12,750	12,821	13,052
	4.82%		Jul-2030 - Feb-2034	-	16,035	16,102	16,361
	4.83%		Sep-2028	-	13,422	13,473	13,697
	4.83%	1M SOFR+52	Jun-2032	-	30,975	30,975	30,984
	4.85%		Jan-2034	-	2,801	2,809	2,860
	4.87%		Jun-2032	-	15,555	15,809	15,964
	4.88%		May-2029 - Jul-2030	-	21,285	21,469	21,863
	4.96%		Aug-2033	-	3,465	3,465	3,568
	4.97%		Feb-2030	-	8,566	8,728	8,836
	5.00%		Sep-2033	-	15,366	15,392	15,858
	5.00%		Jun-2029	-	68,499	68,952	70,543
	5.01%	1M SOFR+69	May-2029	-	17,054	17,056	17,065
	5.01%	1M SOFR+69	Jun-2029	-	40,533	40,533	40,562
	5.02%		Dec-2033	-	5,222	5,197	5,376
	5.02%		Feb-2035	-	47,390	47,688	48,822
	5.03%		Jun-2029	-	9,129	9,237	9,393
	5.04%		Apr-2029	-	22,230	22,481	22,910
	5.05%		Feb-2035	-	17,525	18,021	18,080
	5.05%		Oct-2030	-	14,596	14,642	15,140
	5.06%		Dec-2032	-	27,805	28,533	28,836

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (45.9% of net assets)

	Interest Rate[5]		Maturity Date	Unfunded Commitments[4]	Face Amount	Amortized Cost	Value
	5.06%		Dec-2032	-	19,000	19,332	19,705
	5.09%		Apr-2040	-	7,315	7,245	7,367
	5.09%	1M SOFR+78	Oct-2033	-	12,400	12,403	12,415
	5.13%		Sep-2028	-	14,584	14,667	15,016
	5.13%		Jan-2029	-	36,000	36,153	37,065
	5.14%	1M SOFR+82	Jan-2028	-	3,651	3,652	3,647
Multifamily continued	5.16%		Oct-2030	-	8,020	8,069	8,356
	5.16%	1M SOFR+85	Nov-2032	-	15,800	15,803	15,814
	5.20%		Dec-2029 - Feb-2035	-	13,446	13,804	14,009
	5.22%		Feb-2035	-	28,066	29,027	29,196
	5.24%		Feb-2035	-	9,817	9,932	10,147
	5.28%		Nov-2028	-	16,998	17,262	17,591
	5.30%		Aug-2029 - Sep-2033	-	6,212	6,261	6,445
	5.31%		Nov-2028	-	34,346	34,743	35,558
	5.32%		May-2034	-	3,652	3,720	3,827
	5.35%		Dec-2032	-	11,760	12,215	12,381
	5.36%		Nov-2028 - Nov-2030	-	24,008	24,474	25,115
	5.39%		May-2034	-	7,910	8,101	8,350
	5.46%		May-2029	-	4,674	4,716	4,873
	5.47%		Nov-2033	-	6,140	6,212	6,523
	5.50%		Jan-2029	-	10,500	10,698	10,953
	5.52%		Oct-2033	-	3,860	3,933	4,096
	5.55%		Dec-2028	-	20,041	20,334	20,869
	5.69%		Jun-2041	-	3,896	3,958	3,921
	5.75%		Jun-2041	-	1,893	1,928	1,914
	5.87%		Dec-2035	-	6,609	7,081	7,192
	5.96%		Jan-2029	-	137	137	137
				-	2,417,675	2,429,702	2,290,286
Forward Commitments	4.47%		Jul-2041	10,058	-	-	(586)
	5.21%		Jul-2044	12,174	-	-	(286)
	5.40%		Jun-2043	23,950	-	-	569
				46,182	-	-	(303)
When-Issued[2]	4.49%		Jul-2030	-	35,232	35,247	35,481
	4.64%		Jul-2032	-	11,300	11,300	11,372
	4.83%		Jul-2032	-	15,134	15,266	15,398
				-	61,666	61,813	62,251
Total Fannie Mae Securities				$46,182	$3,489,135	$3,510,533	$3,319,710

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Freddie Mac Securities (8.7% of net assets)

	Interest Rate[5]		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$4,606	$4,646	$3,978
	3.00%		Aug-2042 - Sep-2046	19,169	19,430	17,381
	3.50%		Jan-2026 - Oct-2046	34,330	34,916	31,949
	4.00%		Aug-2025 - Aug-2047	31,606	32,567	30,150
	4.50%		Jan-2038 - Dec-2044	8,734	9,000	8,646
	4.72%	1M SOFR+41	Feb-2036	122	122	121
	4.75%	1M SOFR+44	May-2037	61	61	60
	4.77%	1M SOFR+46	Apr-2036 - Jan-2043	1,564	1,565	1,537
	4.82%	1M SOFR+51	Aug-2043	1,506	1,506	1,484
	4.90%	1M SOFR+59	Oct-2040	1,100	1,100	1,084
	4.92%	1M SOFR+61	Oct-2040 - Jun-2044	4,074	4,077	4,020
	4.97%	1M SOFR+66	Nov-2040	1,025	1,030	1,015
	5.00%		Jun-2026 - Aug-2040	1,240	1,236	1,255
	5.09%	1M SOFR+78	Aug-2037	1,166	1,173	1,162
	5.50%		Apr-2033 - Jul-2038	1,096	1,094	1,134
	6.00%		Dec-2033 - Oct-2037	1,691	1,698	1,771
	6.22%	1Y UST+223	Jun-2033	18	18	19
	6.50%		Apr-2028 - Nov-2037	207	208	219
	7.00%		Apr-2028 - Mar-2030	10	10	10
	7.14%	1Y UST+223	Jun-2033	88	87	89
	7.50%		Aug-2029 - Apr-2031	8	8	8
	7.52%	12M SOFR+250	Jul-2035	83	83	85
				113,504	115,635	107,177
Multifamily	2.04%		May-2050	19,096	19,482	13,444
	2.38%		Feb-2034	41,994	42,121	36,088
	2.40%		Jun-2031	7,320	7,359	6,622
	2.42%		Jun-2031	11,572	11,641	10,480
	3.34%		Dec-2029	9,008	9,050	8,666
	3.35%		Oct-2033	32,167	32,093	30,180
	3.50%		Jan-2026	14,119	14,120	14,033
	3.60%		Apr-2030	23,444	23,658	22,706
	3.68%		Oct-2025	10,000	10,001	9,944
	3.86%		May-2040	17,436	17,436	16,512
	4.25%		Jan-2028	93,650	93,300	93,951
	4.36%		Dec-2029	9,198	9,168	9,239
	4.51%	1M SOFR+20	Aug-2031	13,577	13,577	13,437
	4.54%	1M SOFR+23	Jul-2027	3,824	3,825	3,813
	4.55%	1M SOFR+24	Nov-2027 - Jun-2031	48,172	48,172	47,737
	4.56%	1M SOFR+25	Dec-2030	4,946	4,946	4,902
	4.61%	1M SOFR+30	Dec-2030	9,563	9,563	9,513
	4.67%	1M SOFR+36	Oct-2030	1,951	1,951	1,940
	4.69%	1M SOFR+37	Nov-2030	4,034	4,034	4,019
	4.76%	1M SOFR+44	Oct-2030	1,106	1,106	1,103
	4.83%		Jan-2039	9,794	9,871	9,769
	4.87%	1M SOFR+56	Jan-2035	20,000	20,000	20,000
	4.90%		Feb-2029 - Dec-2032	15,252	15,246	15,414
	4.97%	1M SOFR+66	Apr-2033	35,155	35,222	35,399
	5.03%	1M SOFR+72	Jul-2033	21,717	21,788	21,814
	5.15%		Apr-2055	60,000	56,396	57,784
				538,095	535,126	518,509
Total Freddie Mac Securities				$651,599	$650,761	$625,686

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (3.9% of net assets)

		Interest Rates[3]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	NYC Housing Development Corp	2.95%	-	Nov-2041	$6,275	$6,275	$4,800
	NYC Housing Development Corp	3.05%	-	Nov-2046	13,000	13,000	8,929
	NYC Housing Development Corp	3.10%	-	Oct-2046	19,468	19,468	15,677
	Illinois Housing Development Auth	3.30%	-	Sep-2026	2,370	2,373	2,370
	Illinois Housing Development Auth	-	3.54%	Nov-2026	5,615	5,632	5,663
	Mass Housing[6]	3.85%	-	Dec-2058	9,200	9,198	6,992
	Illinois Housing Development Auth	4.22%	-	Jul-2042	16,490	16,533	15,563
	Chicago Housing Authority	4.36%	-	Jan-2038	25,000	25,000	22,477
	MassHousing	4.50%	-	Dec-2065	30,060	30,103	27,160
	MassHousing	4.62%	-	Jun-2067	24,600	24,663	23,040
	City of Chicago[7]	4.63%	-	Sep-2037	1,500	1,473	1,500
	Illinois Housing Development Auth	4.65%	-	Jan-2067	21,400	21,439	19,363
	Mass Housing	4.84%	-	Dec-2067	35,415	35,472	34,383
	Mass Housing[6]	4.90%	-	Jun-2066	26,645	26,682	25,992
	City of Chicago[7]	4.90%	-	Mar-2044	1,000	992	924
	Illinois Housing Development Auth	5.05%	-	Jul-2066	13,320	13,385	13,110
	Mass Housing[6]	5.11%	-	Jun-2066	53,425	53,465	52,685
Total State Housing Finance Agency Securities					$304,783	$305,153	$280,628

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Other Mutifamily Investments (1.7% of net assets)

		Interest Rates[3,5]				Unfunded		Amortized
	Issuer	Permanent	Construction		Maturity Date	Commitments[4]	Face Amount	Cost	Value
Direct Loans	Ladder 260 - Tax Exempt - Minneapolis, MN (Level 3)	-	4.04%		Nov-2025	$-	$8,161	$8,162	$8,105
	Olson Court - Minneapolis, MN (Level 3)	-	5.82%		May-2027	2,690	20,153	20,129	20,630
	400 Lake Shore Drive - Chicago, IL (Level 3)	-	6.42%	80% Daily SOFR+300	Dec-2058	39,276	10	(244)	185
	Landmark Towers - St. Paul, MN (Level 3)	-	6.68%	1M TERM SOFR+235	Jun-2027	1,902	16,758	16,756	16,781
	Hudson Exchange - Jersey City, NJ (Level 3)	-	7.13%	1M SOFR+275	Jun-2027	21,475	28,525	28,469	28,376
	311 W 42nd Street - New York, NY (Level 3)	-	7.45%	1M Term SOFR+311	Nov-2025	3,079	46,922	46,918	46,863
						68,422	120,529	120,190	120,940
Forward Commitments	Union Tower - San Diego, CA (Level 3)	-	6.33%	1M SOFR+200	Jun-2027	15,068	-	151	(58)
	400 Lake Shore Drive - Chicago, IL (Level 3)	-	6.42%	80% Daily SOFR+300	Dec-20536	15,714	-	(133)	70
	Olson Court - Minneapolis, MN (Level 3)	-	6.52%		May-2027	2,157	-	(5)	35
	Carville Park - Reno, NV (Level 3)	-	6.80%	1M SOFR+275	Jun-2027	7,010	-	(103)	(77)
						39,949	-	(90)	(30)
Privately Insured Construction/ Permanent Mortgages[8]	Illinois Housing Development Auth	6.20%	-		Dec-2047	-	2,728	2,734	2,712
	Illinois Housing Development Auth	6.40%	-		Nov-2048	-	835	842	830
						-	3,563	3,576	3,542
Total Other Multifamily Investments						$108,371	$124,092	$123,676	$124,452

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

United States Treasury Securities (7.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
1.75%	Aug-2041	$20,000	$19,535	$13,260
2.00%	Nov-2041	7,000	6,696	4,811
2.38%	Feb-2042	15,000	15,263	10,893
3.00%	Aug-2052	20,000	18,226	14,429
3.63%	Feb-2053	10,000	9,705	8,157
3.88%	Feb-2043	105,000	105,182	93,908
4.00%	Nov-2042	15,000	14,779	13,681
4.13%	Aug-2044	40,000	37,099	35,738
4.13%	Aug-2053	30,000	30,634	30,337
4.13%	Jul-2031	115,000	110,567	105,310
4.25%	Aug-2054	20,000	20,495	18,256
4.50%	Nov-2054	93,000	91,757	88,601
4.63%	May-2044	55,600	54,995	54,403
4.63%	Nov-2044	55,000	57,234	53,910
4.75%	Nov-2043 - Nov 2053	20,000	20,059	19,889
Total United States Treasury Securities		$620,600	$612,226	$565,583

Total Fixed-Income Investments		$7,624,173	$7,698,597	$7,104,796

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.01% of net assets)

Issuer	Face Amount (Cost)	Amount of Dividends or Interest	Value

HIT Advisers[9] (Level 3)	$1	$-	$778
Total Equity Investment	$1	$-	$778

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Short-Term Investments (2.4% of net assets)

Issuer	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Commerzbank	4.34%	[10]	Jul-2025	$68,000	$68,000	$68,000
Halkin Finance	4.34%	[10]	Jul-2025	37,000	37,000	37,000
Chesham Financial	4.36%	[10]	Jul-2025	68,000	68,000	68,000

Blackrock Federal Funds	4.24%	[11]	Jul-2025	3,524	3,524	3,524
Total Short-Term Investments				$176,524	$176,524	$176,524

Total Investments				$7,800,698	$7,875,122	$7,282,098

Schedule of Portfolio Investments

June 30, 2025 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount Long 1.1% of net assets | Short 1.3% of net assets)

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Futures Long
CBOT U.S. Treasury Long Bond	685	Sep-25	$76,703	$79,096	$2,393

Futures Short
CBOT Ultra 10-Year U.S. Treasury Note	770	Sep-25	87,628	87,984	(356)
CBOT U.S. Treasury Ultra Long Bond	39	Sep-25	4,493	4,646	(153)
Total Futures Contracts					$1,884

Schedule of Portfolio Investments

June 30, 2025 (unaudited)

Footnotes

1	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

2	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for State Housing Agency construction securities and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, the principal amount of the unfunded commitments totaled $410.1 million, for which unrealized gains of $1.0 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

5	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

7	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

8	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

9	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York-based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

10	Rate indicated is the effective yield at the time of purchase.

11	Rate indicated is the annualized 1-day yield as of June 30, 2025.

Key to abbreviations

M	Month
Y	Year
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate
CBOT	Chicago Board of Trade

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (dollars in thousands; unaudited)

Investment income	$140,173

Expenses
Non-officer salaries and fringe benefits	4,445
Officer salaries and fringe benefits	2,561
Investment management	800
Marketing and sales promotion (12b-1)	806
Legal fees	101
Auditing, tax and accounting fees	239
Consulting fees	185
Insurance	210
Trustee expenses	44
Rental expenses	288
General expenses	869
Total expenses	10,548

Net investment income	129,625

Net realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(21,357)
Net realized gains (losses) on futures	(1,470)
Total net realized gains (losses)	(22,827)

Net change in unrealized appreciation (depreciation) on investments	133,138
Net change in unrealized appreciation (depreciation) on futures	3,335
Total net change in unrealized gains (losses)	136,473
Net realized and unrealized gains (losses) on investments	113,646

Net increase (decrease) in net assets resulting from operations	$243,271

See accompanying Notes to Financial Statements (unaudited).

STATEMENTS OF CHANGES IN NET ASSETS

(dollars in thousands)

	Six Months Ended	Year Ended
	June 30, 2025	December 31,
Increase (decrease) in net assets from operations	(unaudited)	2024
Net investment income	$129,625	$240,687
Net realized gains (losses)	(22,827)	(153,138)
Net change in unrealized appreciation (depreciation)	136,473	65,203
Net increase (decrease) in net assets resulting from operations	243,271	152,752

Distributions to participants or reinvested	(131,418)	(244,471)

Increase (decrease) in net assets from unit transactions
Proceeds from the sale of units of participation	136,024	395,840
Dividend reinvestment of units of participation	120,410	225,149
Payments for redemption of units of participation	(31,907)	(197,887)
Net increase (decrease) from unit transactions	224,527	423,102

Total increase (decrease) in net assets	336,380	331,383

Net assets
Beginning of period	$6,890,214	$6,558,831
End of period	$7,226,594	$6,890,214

Unit information
Units sold	139,477	408,761
Distributions reinvested	123,693	232,784
Units redeemed	(32,718)	(205,395)
Increase in units outstanding	230,452	436,150

See accompanying Notes to Financial Statements (unaudited).

Notes to Financial Statements

(unaudited)

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans, state public funds and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. When the markets close early for holidays, prices may be taken earlier in the day. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on June 30, 2025 the Valuation Committee fair valued approximately 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

Notes to Financial Statements

(unaudited) continued

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of June 30, 2025:

	Investment Securities
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Investments in Securities:
FHA Permanent Securities	$-	$116,018	$-	$116,018
Ginnie Mae Securities	-	1,835,426	100,389	1,935,815
Ginnie Mae Construction Securities	-	119,394	-	119,394
Fannie Mae Securities	-	3,257,762	-	3,257,762
Freddie Mac Securities	-	625,686	-	625,686
State Housing Finance Agency Securities	-	280,628	-	280,628
Other Multifamily Investments
Direct Loans	-	-	120,940	120,940
Privately Insured Construction/Permanent Mortgages	-	3,542	-	3,542
Total Other Multifamily Investments	-	3,542	120,940	124,482
United States Treasury Securities	-	565,583	-	565,583
Equity Investments	-	-	778	778
Short-Term Investments	176,524	-	-	176,524
Other Financial Instruments[1]	-	79,458	(30)	79,428
Total Investments in Securities	$176,524	$6,883,497	$222,077	$7,282,098
Derivatives Investments:
Assets
Futures Contracts[2]	2,393	-	-	2,393
Liabilities
Futures Contracts[2]	(509)	-	-	(509)
Total Derivatives Investments	$1,884	$-	$-	$1,884

1.	If held in the portfolio at report date, other financial instruments includes forward commitments, TBA and when-issued securities.

2.	Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended June 30, 2025:

	Investments in Securities
(dollars in thousands)	Ginnie Mae Securities[1]	Other Multifamily Investments	Equity Investment	Other Financial Instruments	Total
Beginning Balance, 12/31/2024	$96,209	$168,919	$558	$(23)	$265,663
Paydowns/Settlements	(1,940)	(85,803)	-	-	(87,743)
Total Unrealized Gain (Loss)[2]	1,248	(81)	220	(7)	1,380
Cost of Purchases	4,872	37,905	-	-	42,777
Ending Balance, 6/30/2025	$100,389	$120,940	$778	$(30)	$222,077

1.	During the six months ended June 30, 2025, this security converted from construction to a permanent security and moved investment classifications from Ginnie Mae Construction Securities to Ginnie Mae Securities.
2.	Net change in unrealized gain (loss) attributable to Level 3 securities held at June 30, 2025 totaled $1,380,000 and is included on the accompanying Statement of Operations.

For the six months ended June 30, 2025, there were no transfers in levels.

Level 3 securities primarily consist of Direct Loans and one Ginnie Mae Security which were valued using evaluated prices provided by an independent, third-party pricing service as of June 30, 2025 employing a discounted cash flow model. Weighted average lives for the loans ranged from 0.39 to 2.62 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 92 to 275 basis points. For the Ginnie Mae Security, weighted average life was 1.33 years. A change in unobservable inputs may impact the value of the loans.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.

Actual results could differ from those estimates.

Notes to Financial Statements

(unaudited) continued

Federal Income Taxes

The HIT’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (Internal Revenue Code), that are applicable to regulated investment companies, and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Tax positions taken or expected to be taken in the course of preparing the HIT’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed for all open years the HIT’s tax positions taken on federal income tax returns and has concluded that no provision for income tax is required in the HIT’s financial statements.

The HIT files U.S. federal, state and local tax returns as required. The HIT’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statutes of limitations, which is generally three years after the filing of the tax return but could be longer in certain circumstances.

Distributions to Participants

At the end of each calendar month, a pro-rata distribution is made to participants of the net investment income earned during the month. This pro-rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end. Participants redeeming their investments are paid their pro-rata share of undistributed net income accrued through the month-end of the month in which they redeem. The HIT offers a reinvestment plan that permits current participants to automatically reinvest their distributions of income and capital gains, if any, into the HIT’s units of participation. Total reinvestment was approximately 92% of distributed income for the six months ended June 30, 2025.

Investment Transactions and Income

For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

Interest income is accrued as earned. Premiums, purchase discounts, and loan origination discounts, including related direct costs, are amortized as adjustments to the related loan’s yield over the contractual life of the loan using the effective interest method. In connection with the prepayment of a loan or security, any remaining unamortized amounts are recognized into income as a gain or loss and, depending upon the terms of the loan, there may be additional income that is earned based upon the prepayment and recognized in the period of the prepayment.

12b-1 Plan of Distribution

The HIT’s Board of Trustees has approved a Plan of Distribution under Rule 12b-1 under the Investment Company Act to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the six months ended June 30, 2025, the HIT was authorized to pay 12b-1 expenses in an annual amount up to $600,000 or 0.05% of its average net assets on an annualized basis per fiscal year, whichever was greater. During the six months ended June 30, 2025, the HIT incurred approximately $806,000, or 0.02% of its average monthly net assets on an annualized basis, in 12b-1 expenses.

Segment Reporting

The Portfolio Management Committee acts as the HIT’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the HIT. The CODM has concluded that the HIT operates as a single operating segment since the HIT has a single investment strategy as disclosed in its prospectus against which the CODM assesses performance included in Net increase (decrease) in net assets resulting from operations on the Statement of Operations. The financial information provided to and reviewed by the CODM is presented within the financial statements.

Note 2. Investment Risk

Interest Rate Risk

As with any fixed income investment, the market value of the HIT’s investments will generally fall at times when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract form the HIT’s performance. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the HIT’s investments, which would make it harder for the HIT to sell its investments at an advantageous time.

Prepayment and Extension Risk

The HIT invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk or include prepayment penalties to compensate the HIT. Prepayment penalties, when received, are included in realized gains.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life. When this occurs, the HIT’s ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and negatively affect the value of the HIT’s portfolio.

Notes to Financial Statements

(unaudited) continued

Credit Risk

A majority of HIT’s investments have a form of credit enhancement to protect against losses in the event of a default. However, in the event of a default of an underlying mortgage loan where the investment does not have credit enhancement or that an entity providing credit enhancement for an investment fails to meet its obligations under the credit enhancement, the HIT would be subject to the risks that apply to real estate investments generally with respect to that investment. Certain real estate risks include construction failure, loan non-repayment, foreclosure, and environmental and litigation risk.

Futures Contracts

A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset at a specified price on a specified day or days in the future. The HIT may use U.S. Treasury futures contracts to manage the interest rate risk of the HIT portfolio. Upon entering into a futures contract, the HIT is required to deposit either cash or securities (Initial Margin) with a clearing broker. Non-cash collateral pledged by the HIT, if any, is disclosed in the Schedule of Investments, and cash collateral, if any, is held in a segregated account with the broker, which is reflected as Cash collateral held with broker in the Statement of Assets and Liabilities. Positions taken in the futures market are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the HIT will usually liquidate futures contracts in this manner, the HIT may instead make or take delivery of the underlying asset whenever it appears economically advantageous for the HIT to do so.

The HIT may invest up to 5% of its net assets, measured using notional value, in U.S. Treasury futures contracts for duration management purposes. Investments in U.S. Treasury futures contracts may add leverage because the HIT would be subject to investment exposure on the notional amount of the futures contracts. Investments in derivatives can increase the volatility of the HIT’s NAV and may expose it to significant additional costs. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. There is no guarantee that the use of derivatives will achieve their intended result.

Any open futures contracts at period end are presented in the Schedule of Investments, which reflects unrealized cumulative appreciation (depreciation). The notional amount at value reflects each contract’s exposure to the underlying instrument at period end. The period end variation margin is reflected as Variation margin due from broker in the Statement of Assets and Liabilities, and the net cumulative appreciation (depreciation) is included in Net realized and change in unrealized gains (losses) on futures in the Statement of Operations. The average month-end notional amount of short and long futures contracts held was $43.6 million and $61.2 million, respectively, for the six months ended June 30, 2025.

Market Risk

The value of securities held by the HIT may fluctuate, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, adverse investor sentiment and other global market developments and disruptions, including those arising out of geopolitical events (such as war), health emergencies (such as pandemics), natural disasters, terrorism, supply chain disruptions, sanctions, tariffs and government or quasi-government actions. It Is difficult to predict when events affecting the U.S or global financial markets may occur.

Concentration Risk

The HIT concentrates its investments in fixed-income securities in the mortgage and mortgage finance sectors of the real estate industry. These sectors have experienced price volatility in the past. This concentration subjects the HIT to greater risk of loss as a result of adverse economic, political or regulatory conditions, or other developments than if its investments were diversified across different industries.

Note 3. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. HIT maintains an allowance for doubtful receivable due to aging balances. Also, in accordance with the contract, the HIT may provide the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of June 30, 2025, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	(dollars in thousands)
Ending Balance, 12/31/2024	$758
Advances (Adjustments) in 2025	(4)
Ending Balance, 06/30/2025	$754

Notes to Financial Statements

(unaudited) continued

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	(dollars in thousands)
Ending Balance, 12/31/2024	$188
Advances in 2025	1,136
Repayment by BACDE in 2025	(1,324)
Ending Balance, 06/30/2025	$0

Labor Capital Partners

AFL-CIO Labor Capital Partners (LCP), a Delaware limited liability company, is wholly owned by HIT Advisers. LCP began operations effective January 1, 2025 and has a contract to provide non-fiduciary labor and investor relations to a third-party. In accordance with the contract, the HIT provides the time of certain personnel to LCP and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides LCP advances to assist with its operations and cash flow management as needed. Advances are repaid as cash become available.

A rollforward of advances to Labor Capital Partners by the HIT is included in the table below:

Advances to LCP by HIT	(dollars in thousands)
Advances in 2025	$708
Repayment by LCP in 2025	(437)
Ending Balance, 06/30/2025	$271

HIT Advisers Consolidated

Summarized financial information on a consolidated basis for HIT Advisers, Building America and LCP included in the table below:

(dollars in thousands)
As of June 30, 2025
Assets	$2,920
Liabilities	$2,142
Equity	$778
For the six months ended June 30, 2025
Income	$1,913
Expenses	(1,468)
Tax Expenses	(77)
Net Income (Loss)	$368

Note 4. Leases

The HIT leases certain real estate properties for office space which are classified as operating leases. The HIT also leases equipment which is classified as a financing lease. The leases are included in right-of-use (ROU) assets on the HIT’s statement of assets and liabilities. ROU assets represent the HIT’s right to use an underlying asset for the lease term and lease obligations represent the HIT’s obligation to make lease payments arising from the lease. ROU assets and obligations are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the HIT’s leases do not provide an implicit rate, the HIT uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. The HIT determines if an arrangement is a lease at inception. The HIT’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the HIT will exercise that option. Lease expense and amortization expense are recognized on a straight-line basis over the lease term.

Notes to Financial Statements

(unaudited) continued

(dollars in thousands)	Operating Lease	Financing Lease	Total
ROU Asset, 1/1/2025	$3,328	$27	$3,355
Reduction/Amortization of ROU Asset	(252)	(5)	(257)
Right-of-Use Asset, 06/30/2025	$3,076	$22	$3,098

Lease Liability, 1/1/2025	3,835	29	3,864
Lease Payments	(299)	(6)	(305)
Imputed Interest	31	1	32
Reduction of Lease Liability	(268)	(5)	(273)
Lease Liability, 06/30/2025	$3,567	$24	$3,591

Lease Expense	(283)	(6)	(289)
Weighted Average Discount Rate	1.94%	5.13%
Weighted Average Remaining Term (Years)	5.9	2.0

Note 5. Commitments

The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. The HIT agrees to an interest rate and purchase price for these securities or loans when the commitment to purchase is originated.

Certain assets of the HIT are invested in liquid investments until they are required to fund these purchase commitments. As of June 30, 2025, the HIT had outstanding unfunded purchase commitments of approximately $410.1 million. The HIT maintains a sufficient level of liquid securities of no less than the total of the outstanding unfunded purchase commitments. As of June 30, 2025, the value of liquid securities, less short-term investments, maintained in a custodial trading account was approximately $6.9 billion.

Note 6. Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. Treasury securities, for six months ended June 30, 2025, were $648.5 million and $214.8 million, respectively.

Note 7. Income Taxes

No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records were adjusted for permanent book/tax differences of $1.8 million as of June 30, 2025

At June 30, 2025, the cost of investments for federal income tax purposes was $7,875,122,000. Net unrealized loss aggregated $593,024,000 at period-end, of which $30,201,000 related to appreciate investments and $623,225,000 related to depreciated investments.

Note 8. Retirement and Deferred Compensation Plans

The HIT participates in the AFL-CIO Staff Retirement Plan (Plan), which is a multiemployer defined benefit pension plan, under the terms of a collective bargaining agreement. The Plan covers substantially all employees, including non-bargaining unit employees. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects:

a.	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers based on their level of contributions to the plan.

c.	If the HIT chooses to stop participating in its multiemployer plan, the HIT may be required to pay the plan an amount based on the HIT’s share of the underfunded status of the plan, referred to as a withdrawal liability.

The HIT’s participation in the Plan for the six months ended June 30, 2025, is outlined in the table below. The “EIN/Pension Plan Number” line provides the Employer Identification Number (EIN) and the three-digit plan number. The most recent Pension Protection Act (PPA) zone status available as of June 30, 2025 is for the 2023 Plan year ended at June 30, 2024. The zone status is based on information that the HIT received from the Plan and is certified by the Plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” line indicates whether a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented.

Notes to Financial Statements

(unaudited) continued

Pension Fund: AFL-CIO Staff Retirement Plan (dollars in thousands)
EIN/Pension Plan Number	53-0228172 / 001
2023 Plan Year PPA Zone Status	Green
FIP/RP Status Pending/ Implemented	No
2025 Contributions[1]	$1,151
2025 Contribution Rate	24%
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	04/01/2028

1.	Included in salaries and fringe benefits expense line items on the Statement of Operations.

The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year:

Pension Fund	Year Contributions to Plan Exceeded 5 Percent of Total Contributions
AFL-CIO Staff Retirement Plan	2023 [1]

1.	The 2023 plan year ended at June 30, 2024.

At the date the HIT financial statements were issued, the Plan’s Form 5500 was not available for the plan year ended June 30, 2025.

The HIT also sponsors a deferred compensation plan, referred to as a 401(k) plan, covering all employees. This plan permits employees to defer the lesser of 100% of their total compensation or the applicable Internal Revenue Service limit. During 2025, the HIT will match dollar for dollar the first $10,000 of each employee’s contributions. The HIT’s 401(k) contribution for the six months ended June 30, 2025 was approximately $320,600 and included in salaries and fringe benefits in the statement of operations.

Note 9. Contract Obligations

In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be low.

Note 10. Master Securities Forward Transaction Agreements

The HIT may enter into “Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties that govern margining on certain forward settling mortgage-backed securities transactions. The MSFTAs contain provisions for, among other things, eligible collateral, rights of setoff, events of default, termination, and the transfer and maintenance of collateral. Under the MSFTAs and related agreements, collateral posted by counterparties would be held in segregated accounts under the control of the HIT at the HIT’s custodian while collateral posted by the HIT would be held for the benefit of the counterparties under the terms of account control agreements in segregated accounts at the HIT’s custodian. As of June 30, 2025, neither the HIT nor its counterparties were required to post collateral in connection with MSFTAs.

Note 11. Subsequent Events

The HIT evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the HIT’s financial statements.

FINANCIAL HIGHLIGHTS

Select Per Share Data and Ratios

	Six Months Ended
	June 30, 2025**
Per share data	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$960.68	$973.69	$958.52	$1,137.06	$1,176.64	$1,140.24

Income from investment operations:
Net investment income *	17.76	35.06	32.45	23.21	20.20	25.13
Net realized and unrealized gains (losses) on investments	15.78	(12.47)	15.84	(176.26)	(32.43)	45.18
Total income (loss) from investment operations	33.54	22.59	48.29	(153.05)	(12.23)	70.31
Less distributions from:
Net investment income	(18.00)	(35.60)	(33.12)	(25.49)	(24.29)	(28.41)
Net realized gains on investments	-	-	-	-	(3.06)	(5.50)
Total distributions	(18.00)	(35.60)	(33.12)	(25.49)	(27.35)	(33.91)

Net asset value, end of period	$976.22	$960.68	$973.69	$958.52	$1,137.06	$1,176.64

Total return	3.51%	2.36%	5.17%	-13.55%	-1.04%	6.20%

Net assets, end of period (in thousands)	$7,226,594	$6,890,214	$6,558,831	$6,025,063	$7,106,556	$6,749,288

Ratios/supplemental data
Ratio of expenses to average net assets	0.30%	0.32%	0.33%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	3.7%	3.6%	3.4%	2.3%	1.7%	2.1%
Portfolio turnover rate	15.7%	20.7%	14.5%	25.3%	30.4%	30.3%

* The average shares outstanding method has been applied for this per share information.

**Percentage amounts for the period, except total return, have been annualized.

See accompanying Notes to Financial Statements (unaudited).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Officers, Directors, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Investment Company is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (per Item 22(b)(15) of Schedule 14A)), or this Item.

Item 16. Controls and Procedures.

(a)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) are aware of no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Not applicable for semi-annual reports.

(2)	Not applicable.

(3)	Separate certifications for each of the Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) of the Trust pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

(b)	Separate certifications for each of the Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) of the Trust pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:

/s/ Chang Suh

Chang Suh
Chief Executive Officer

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Chang Suh

Chang Suh
Chief Executive Officer
AFL-CIO Housing Investment Trust
(Principal Executive Officer)

Date:	September 5, 2025

/s/ Harpreet S. Peleg

Harpreet S. Peleg,
Chief Financial Officer
AFL-CIO Housing Investment Trust
(Principal Financial Officer)

Date:	September 5, 2025